Average Annual Total Returns{- Fidelity® Tax-Free Bond Fund} - 01.31 Fidelity Tax-Free Bond Fund PRO-10 - Fidelity® Tax-Free Bond Fund	Fidelity Tax-Free Bond Fund-Default Return Before Taxes Past 1 year	Fidelity Tax-Free Bond Fund-Default Return Before Taxes Past 5 years	Fidelity Tax-Free Bond Fund-Default Return Before Taxes Past 10 years	Fidelity Tax-Free Bond Fund-Default After Taxes on Distributions Past 1 year	Fidelity Tax-Free Bond Fund-Default After Taxes on Distributions Past 5 years	Fidelity Tax-Free Bond Fund-Default After Taxes on Distributions Past 10 years	Fidelity Tax-Free Bond Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Tax-Free Bond Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Tax-Free Bond Fund-Default After Taxes on Distributions and Sales Past 10 years	LB123 Past 1 year	LB123 Past 5 years	LB123 Past 10 years
Total	2.62%	4.66%	4.24%	2.55%	4.60%	4.19%	2.59%	4.26%	4.02%	1.63%	4.52%	4.04%